Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies
Commitments and contingencies

5.33	Commitments and contingencies

As at December 31, 2021, there were €23.6 million of capital expenditure contracted, mainly related to manufacturing sites for the COVID-19 vaccine candidate (December 31, 2020: €48.0 million).

5.33.1	Other commitments, pledges and guarantees

The other commitments relate to minimum payments consist of:

€ in thousand	As at December 31,
	2021	2020
Loans and grants	143	1,454
Royalties	8,941	9,393
Other commitments	9,084	10,846

The pledges consist of:

€ in thousand	As at December 31,
	2021	2020
Pledges on consolidated investments	19,901	19,474
Pledges on bank accounts	292,257	150,642
Pledges on receivable	344,519	160,511
Guarantees and pledges	656,677	330,626

5.33.2	Contingencies and litigations

Following the merger between the companies Vivalis SA and Intercell AG in 2013, certain former Intercell shareholders initiated legal proceedings before the Commercial Court of Vienna to request a revision of either the cash compensation paid to departing shareholders or the exchange ratio between Intercell and Valneva shares used in the merger. In October 2021, a court-appointed expert recommended an increase in the cash compensation as well as further valuation work on the exchange ratio. The Company therefore held a provision of €2.1 million to cover this increase and potential settlement costs (December 31, 2020: €1.9 million). €0.3 million of additional expenses related to this litigation was included in “other expenses” in the year ended December 31, 2021.

In July 2016, a claim for additional payment was raised and litigation was filed in December 2016, in connection with the 2009 acquisition of Humalys SAS, from which the Company had acquired a technology, which was later combined with other antibody discovery technologies and spun off to BliNK Biomedical SAS in early 2015. Former shareholders of Humalys claimed additional consideration as a result of the spin-off transaction. A first instance decision in the Humalys case is expected in the first half of 2022. After consultation with its external advisors the Company believes that this claim is unsubstantiated, and the filed litigation is not likely to succeed in court. Detailed information on the potential specific financial consequences, which might result from a successful claim could adversely affect the Company’s ability to defend its interests in this case and therefore is not provided, in accordance with IAS 37.92.